Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contingencies

Note 14: Contingencies

On or about January 31, 2011, Steven B. Warnecke (“Warnecke”) was hired as the Company’s Chief Financial Officer (CFO) and resigned less than five (5) months later. At the time he resigned, he cited personal reasons for his resignation. He subsequently claimed that the Company breached its Employment Agreement with him. Warnecke has commenced an arbitration proceeding before JAMS, which is currently pending.  (“Arbitration”)

The Company disputes these allegations, given that Warnecke resigned from his position.  The Company contends that Warnecke has been paid all undisputed wages and benefits owed as of the date of termination and is owed nothing further by Company. The Arbitration is currently pending before JAMS. The parties have exchanged written discovery. Discovery is ongoing. The Company intends to vigorously dispute the claims made by Warnecke, while pursuing reasonable efforts to achieve a resolution of this matter.  At this time it is not possible for the Company to predict the ultimate outcome or any definitive estimate of the amount of loss, if any.

Legal costs to date of  $28,200 related to the above claim have been expensed as incurred.